Accounts and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2018
Receivables [Abstract]
Components of Accounts and Other Receivables
Accounts and other receivables consist of the following components:

	31 March
(Millions of US dollars)	2018	2017
Trade receivables	$196.9	$194.5
Other receivables and advances	7.1	5.9
Provision for doubtful trade debts	(1.3)	(0.9)
Total accounts and other receivables	$202.7	$199.5

Provision for Doubtful Trade Debts
The following are changes in the provision for doubtful trade debts:

	31 March
(Millions of US dollars)	2018	2017	2016
Balance at beginning of period	$0.9	$1.1	$0.8
Adjustment to provision	0.6	(0.1)	0.5
Write-offs, net of recoveries	(0.2)	(0.1)	(0.2)
Balance at end of period	$1.3	$0.9	$1.1